Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The), 2.60%, 10/30/25 (Call 07/30/25)	$450	$447,588
Embraer Netherlands Finance BV, 5.05%, 06/15/25(a)	1,102	1,195,097
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	996	1,055,939
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	700	735,427
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	1,331	1,365,965
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)(a)	2,369	2,412,045
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	1,351	1,455,095

		8,667,156

Agriculture — 1.0%
Philip Morris International Inc., 3.38%, 08/11/25 (Call 05/11/25)	1,075	1,116,914
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	3,372	3,571,252

		4,688,166

Airlines — 0.1%
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	120	124,704
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	272	289,392

		414,096

Apparel — 0.4%
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	925	974,034
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	863	904,105

		1,878,139

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,285	1,278,087
4.69%, 06/09/25 (Call 04/09/25)	1,100	1,130,492
General Motors Co., 4.00%, 04/01/25	600	609,102
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,473	1,498,940
4.30%, 07/13/25 (Call 04/13/25)	1,247	1,283,462
4.35%, 04/09/25 (Call 02/09/25)	883	914,355
Toyota Motor Credit Corp., 3.40%, 04/14/25	495	520,131

		7,234,569

Auto Parts & Equipment — 0.5%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	250	256,853
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	240	255,132
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	1,087	1,125,882
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	650	693,036

		2,330,903

Banks — 20.1%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	935	994,644
Banco Santander SA, 5.18%, 11/19/25(a)	1,700	1,848,410
Bank of America Corp.
3.88%, 08/01/25	2,270	2,419,525
4.00%, 01/22/25	2,655	2,785,546
Series L, 3.95%, 04/21/25	3,751	3,927,785
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)(a)	732	788,488
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,129	1,156,344
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	302	326,713
Barclays PLC, 3.65%, 03/16/25	2,500	2,511,375
BB&T Corp., 3.70%, 06/05/25 (Call 05/05/25)	1,091	1,155,271
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,290	1,327,926
Branch Banking & Trust Co., 3.63%, 09/16/25 (Call 08/16/25)	1,615	1,689,032

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.30%, 04/27/25	$1,888	$1,950,134
3.88%, 03/26/25	1,325	1,374,939
4.40%, 06/10/25	3,260	3,472,324
5.50%, 09/13/25	1,760	1,984,946
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,218	1,284,125
Cooperatieve Rabobank UA, 4.38%, 08/04/25	1,765	1,873,918
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,315	1,382,893
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	2,750	2,859,670
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)	650	699,290
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	3,294	3,402,175
3.75%, 05/22/25 (Call 02/22/25)	3,107	3,245,106
4.25%, 10/21/25	2,715	2,883,004
HSBC Holdings PLC, 4.25%, 08/18/25	1,950	2,041,631
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	300	318,573
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	3,419	3,501,432
3.90%, 07/15/25 (Call 04/15/25)	3,515	3,744,178
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,000	1,041,620
KeyCorp., 4.15%, 10/29/25	923	995,686
Lloyds Bank PLC, 3.50%, 05/14/25(a)	200	204,640
Lloyds Banking Group PLC
4.45%, 05/08/25	1,390	1,471,593
4.58%, 12/10/25	2,070	2,145,182
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,050	1,067,367
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	760	800,523
Mizuho Financial Group Inc., 2.84%, 07/16/25 (Call 07/16/24)(b)	400	402,136
Morgan Stanley
2.72%, 07/22/25 (Call 07/22/24)(b)	605	605,357
4.00%, 07/23/25	3,841	4,098,347
5.00%, 11/24/25	2,578	2,845,416
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	238	239,954
Northern Trust Corp., 3.95%, 10/30/25	1,256	1,350,451
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,300	1,323,855
3.25%, 06/01/25 (Call 05/02/25)	850	878,322
4.20%, 11/01/25 (Call 10/01/25)	500	540,565
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	1,449	1,535,129
State Street Corp., 3.55%, 08/18/25	1,820	1,922,775
SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (Call 09/03/25)	631	681,650
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	1,325	1,410,993
SVB Financial Group, 3.50%, 01/29/25	560	572,639
U.S. Bancorp., 3.95%, 11/17/25 (Call 10/17/24)	1,170	1,265,437
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	975	993,135
Wells Fargo & Co.
3.00%, 02/19/25	3,240	3,295,696
3.55%, 09/29/25(a)	3,279	3,418,948

		92,056,813

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	$2,866	$3,084,561
Coca-Cola Co. (The), 2.88%, 10/27/25	2,394	2,470,895
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	250	259,108
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	476	520,920
4.75%, 12/01/25	943	1,046,711
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	400	405,848
4.42%, 05/25/25 (Call 03/25/25)	1,684	1,809,728
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	1,252	1,280,395
3.50%, 07/17/25 (Call 04/17/25)	770	816,801

		11,694,967

Biotechnology — 2.3%
Amgen Inc., 3.13%, 05/01/25 (Call 02/01/25)	1,499	1,529,984
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,062	1,126,803
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,280	2,435,063
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	2,853	3,032,197
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	2,330	2,436,481

		10,560,528

Building Materials — 0.5%
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	525	551,324
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	910	972,444
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	759	810,293

		2,334,061

Chemicals — 1.6%
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)(c)	712	772,128
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	2,306	2,524,193
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)(a)	1,090	1,137,328
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,075	1,078,365
3.38%, 03/15/25 (Call 12/15/24)(a)	500	511,370
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)	423	428,495
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	830	854,842

		7,306,721

Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,297	1,374,042
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	585	623,429
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,165	1,255,718
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	704	752,238

		4,005,427

Computers — 2.7%
Apple Inc.
2.50%, 02/09/25(a)	1,999	2,012,453
2.75%, 01/13/25 (Call 11/13/24)	1,627	1,659,703
3.20%, 05/13/25	2,877	3,007,040
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	3,068	3,366,087
International Business Machines Corp., 7.00%, 10/30/25	656	816,838
Seagate HDD Cayman, 4.75%, 01/01/25(a)	1,304	1,322,882

		12,185,003

Security	Par (000)	Value

Cosmetics & Personal Care — 0.2%
Unilever Capital Corp.
3.10%, 07/30/25	$450	$467,424
3.38%, 03/22/25 (Call 01/22/25)	275	287,433

		754,857

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	680	687,895
4.45%, 10/01/25 (Call 08/01/25)	950	1,001,319
Affiliated Managers Group Inc., 3.50%, 08/01/25	445	454,550
Air Lease Corp., 3.25%, 03/01/25 (Call 01/01/25)	1,000	1,001,210
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	450	489,528
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,786	1,814,237
4.20%, 10/29/25 (Call 09/29/25)	2,172	2,279,014
4.25%, 04/30/25 (Call 03/31/25)(a)	277	296,501
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	168	171,622
3.85%, 05/21/25 (Call 03/21/25)	1,010	1,076,478
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,322	1,366,221
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)(a)	815	846,850
Franklin Resources Inc., 2.85%, 03/30/25	335	341,301
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	2,480	2,527,591
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	1,726	1,839,415
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	485	524,586
Lazard Group LLC, 3.75%, 02/13/25	559	581,556
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)(a)	1,563	1,654,201
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)(a)	345	362,164
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	5,003	5,221,331

		24,537,570

Electric — 3.0%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	75	77,181
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	180	185,200
Berkshire Hathaway Energy Co., 3.50%, 02/01/25 (Call 11/01/24)	1,000	1,048,300
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,347	1,429,894
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	105	109,863
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	997	1,036,262
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	375	384,364
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	1,761	1,869,478
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	810	846,345
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	375	395,051
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	575	598,868
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	575	586,224
3.25%, 11/01/25 (Call 08/01/25)	650	675,675
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	50	51,132
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	365	373,928
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	440	450,274
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	485	503,120

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	$505	$526,563
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	960	1,020,749
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	339	348,641
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	615	644,649
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	485	501,024

		13,662,785

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	100	103,475

Electronics — 0.2%
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	312	319,906
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	637	669,933
Legrand France SA, 8.50%, 02/15/25	25	32,576

		1,022,415

Environmental Control — 0.4%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	825	849,956
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	955	988,091

		1,838,047

Food — 2.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	355	357,805
3.95%, 03/15/25 (Call 01/15/25)	848	886,499
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,246	1,352,109
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)(a)	705	747,906
JM Smucker Co. (The), 3.50%, 03/15/25	1,496	1,548,839
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	2,450	2,550,205
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	437	456,307
3.75%, 10/01/25 (Call 07/01/25)	1,148	1,214,423

		9,114,093

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	350	355,561

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	625	675,469
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	565	578,255

		1,253,724

Health Care – Products — 2.7%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,759	1,798,542
3.88%, 09/15/25 (Call 06/15/25)	565	605,844
Boston Scientific Corp., 3.85%, 05/15/25	1,208	1,292,621
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	710	742,255
Medtronic Inc., 3.50%, 03/15/25	3,671	3,888,911
Stryker Corp., 3.38%, 11/01/25 (Call 08/01/25)(a)	1,030	1,085,981
Thermo Fisher Scientific Inc., 3.65%, 12/15/25 (Call 09/09/25)	405	426,250
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	2,510	2,592,905

		12,433,309

Health Care – Services — 1.9%
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	1,408	1,430,162
HCA Inc., 5.25%, 04/15/25	1,893	2,084,136
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,511	1,559,140
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	485	500,326

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc.
3.70%, 12/15/25	$326	$346,535
3.75%, 07/15/25(a)	2,785	2,969,228

		8,889,527

Holding Companies – Diversified — 0.3%
Apollo Investment Corp., 5.25%, 03/03/25	375	378,619
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	860	876,735

		1,255,354

Home Furnishings — 0.1%
Whirlpool Corp., 3.70%, 05/01/25	370	382,484

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	335	348,038

Insurance — 2.2%
Aflac Inc., 3.25%, 03/17/25	500	517,225
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	225	229,833
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	2,032	2,135,977
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,134	1,207,812
Chubb INA Holdings Inc., 3.15%, 03/15/25	669	694,021
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	250	268,867
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	624	651,543
Lincoln National Corp., 3.35%, 03/09/25	175	178,343
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	978	1,018,988
MetLife Inc.
3.00%, 03/01/25(a)	891	911,591
3.60%, 11/13/25 (Call 08/13/25)	525	556,773
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	561	584,046
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	300	311,397
XLIT Ltd., 4.45%, 03/31/25	772	828,781

		10,095,197

Internet — 0.5%
Amazon.com Inc., 5.20%, 12/03/25 (Call 09/03/25)	1,264	1,468,654
Baidu Inc., 4.13%, 06/30/25	265	278,950
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	622	653,237

		2,400,841

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25(a)	465	522,818

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	600	614,892

Lodging — 0.7%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	400	415,164
3.75%, 10/01/25 (Call 07/01/25)	515	537,330
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	1,850	2,036,943

		2,989,437

Machinery — 0.6%
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	435	440,799
John Deere Capital Corp.
3.40%, 09/11/25(a)	735	772,551
3.45%, 03/13/25	805	845,789
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	50	50,955

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	$544	$577,380

		2,687,474

Manufacturing — 0.3%
3M Co., 3.00%, 08/07/25	1,075	1,110,303
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	150	159,579
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	264	276,041

		1,545,923

Media — 3.9%
CBS Corp., 3.50%, 01/15/25 (Call 10/15/24)	1,088	1,116,636
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	5,630	6,085,411
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	1,001	1,042,411
3.38%, 08/15/25 (Call 05/15/25)	2,901	3,027,165
3.95%, 10/15/25 (Call 08/15/25)	2,841	3,057,484
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	491	495,930
3.95%, 06/15/25 (Call 05/15/25)	502	519,394
Grupo Televisa SAB, 6.63%, 03/18/25	400	464,472
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	959	1,008,513
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)(c)	1,174	1,253,585

		18,071,001

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,290	1,339,871

Mining — 0.6%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,769	1,889,752
Southern Copper Corp., 3.88%, 04/23/25	804	834,512

		2,724,264

Oil & Gas — 3.6%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	910	969,132
BP Capital Markets PLC, 3.51%, 03/17/25	1,283	1,347,111
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (Call 11/01/24)	1,035	1,083,283
Chevron Corp., 3.33%, 11/17/25 (Call 08/17/25)	1,191	1,258,375
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/20)	715	741,834
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	590	695,763
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)(a)	480	495,456
Exxon Mobil Corp., 2.71%, 03/06/25 (Call 12/06/24)	2,162	2,206,689
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)(a)	180	192,314
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,376	1,420,926
Occidental Petroleum Corp., 3.50%, 06/15/25 (Call 03/15/25)(a)	1,006	1,032,810
Shell International Finance BV, 3.25%, 05/11/25	3,225	3,370,867
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	750	751,815
Valero Energy Corp., 3.65%, 03/15/25	927	959,565

		16,525,940

Oil & Gas Services — 0.6%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,502	2,623,172

Packaging & Containers — 0.1%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	500	519,875

Pharmaceuticals — 8.2%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	4,802	4,946,540
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	4,117	4,272,211
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	624	637,922

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC, 3.38%, 11/16/25	$2,770	$2,885,398
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	725	744,408
Cigna Corp., 4.13%, 11/15/25 (Call 09/15/25)(c)	2,333	2,479,932
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	4,190	4,371,720
4.10%, 03/25/25 (Call 01/25/25)	5,478	5,761,760
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,241	1,264,455
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	1,103	1,169,059
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)	825	839,825
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,181	1,280,535
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,328	3,403,579
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)(a)	2,406	2,484,123
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	865	947,063

		37,488,530

Pipelines — 4.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25 (Call 01/15/21)(a)	466	491,318
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	950	1,018,732
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	933	1,077,438
Energy Transfer Operating LP, 4.05%, 03/15/25 (Call 12/15/24)	1,442	1,499,074
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	1,527	1,611,504
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	2,111	2,260,163
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	930	969,153
4.88%, 06/01/25 (Call 03/01/25)	1,575	1,713,836
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	573	622,765
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	378	387,465
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	1,256	1,340,504
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	2,405	2,670,801
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	702	723,608
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 08/01/25)	576	653,599
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	430	452,510
Western Midstream Operating LP, 3.95%, 06/01/25 (Call 03/01/25)	703	697,327
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	1,216	1,269,857
4.00%, 09/15/25 (Call 06/15/25)	977	1,029,269

		20,488,923

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	406	426,012
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	559	617,337

		1,043,349

Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	45	46,344
American Tower Corp.
2.95%, 01/15/25 (Call 12/15/24)	280	282,192
4.00%, 06/01/25 (Call 03/01/25)	1,354	1,437,393
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	765	801,116
3.50%, 11/15/25 (Call 08/15/25)	463	486,692

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	$1,169	$1,198,389
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	630	649,826
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	200	204,722
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	395	421,011
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	380	397,472
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	500	544,895
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	461	479,297
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	396	412,513
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	250	258,357
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,195	1,293,289
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,205	1,239,571
4.00%, 06/01/25 (Call 03/01/25)	740	781,063
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	710	711,356
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	825	857,637
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	220	234,892
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,135	1,157,416
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)	125	129,230
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	456	482,038
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	660	696,920
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	506	516,216
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	722	751,638
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,264	1,348,524
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	438	466,268
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	745	778,421
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	984	995,218
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)(a)	375	397,729
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	255	253,144
3.50%, 02/01/25 (Call 11/01/24)	1,005	1,038,818
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	765	825,649
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	547	559,340
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	2,064	2,181,689
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	140	144,469

		25,460,754

Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	679	712,013
AutoZone Inc., 3.25%, 04/15/25 (Call 01/15/25)	769	786,095
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	604	650,218
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,054	1,098,479
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	1,550	1,631,763
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(a)	1,122	1,167,598
Lowe’s Companies Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,274	1,320,883
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	1,052	1,097,141
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(a)	872	887,155
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	1,077	1,143,429
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	1,619	1,724,640

		12,219,414

Semiconductors — 2.3%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	1,178	1,245,641

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	$1,112	$1,194,944
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,217	1,180,612
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	3,250	3,471,617
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	792	835,742
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	2,692	2,801,026

		10,729,582

Software — 3.3%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	1,075	1,116,216
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	724	768,352
Fidelity National Information Services Inc., 5.00%, 10/15/25 (Call 07/15/25)	1,392	1,566,919
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,178	1,246,925
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,801	2,865,227
3.13%, 11/03/25 (Call 08/03/25)	3,967	4,145,237
Oracle Corp., 2.95%, 05/15/25 (Call 02/15/25)	3,379	3,464,860

		15,173,736

Telecommunications — 3.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	5,901	6,071,480
3.60%, 07/15/25 (Call 04/15/25)	2,066	2,146,739
3.95%, 01/15/25 (Call 10/15/24)(a)	1,900	2,005,716
Cisco Systems Inc., 3.50%, 06/15/25	360	384,577
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	192	204,042
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	935	984,957
Verizon Communications Inc., 3.38%, 02/15/25	3,082	3,211,691
Vodafone Group PLC, 4.13%, 05/30/25	1,468	1,559,912

		16,569,114

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	845	868,871
3.65%, 09/01/25 (Call 06/01/25)	955	1,014,353
7.00%, 12/15/25	70	87,597
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,192	1,215,959
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	800	835,680
FedEx Corp., 3.20%, 02/01/25	922	945,576
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	275	290,763
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/01/24)	215	222,295
3.25%, 08/15/25 (Call 05/15/25)	818	848,201
3.75%, 07/15/25 (Call 05/15/25)	877	932,540

		7,261,835

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	105	105,574

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	903	937,829

Total Corporate Bonds & Notes — 98.4% (Cost: $435,326,784)		451,447,133

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	20,154	20,164,354

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	3,324	$3,324,000

		23,488,354

Total Short-Term Investments — 5.1% (Cost: $23,481,136)		23,488,354

Total Investments in Securities — 103.5% (Cost: $458,807,920)		474,935,487

Other Assets, Less Liabilities — (3.5)%		(16,003,970)

Net Assets — 100.0%		$458,931,517

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,138	2,016	(a)	—	20,154	$20,164,354	$39,736	(b)	$1,236	$4,362
BlackRock Cash Funds: Treasury, SL Agency Shares	852	2,472	(a)	—	3,324	3,324,000	32,984		—	—
PNC Bank N.A.
2.95%, 02/23/25(c)	1,000	300		—	1,300	N/A	24,260		—	38,423
3.25%, 06/01/25(c)	850	—		—	850	N/A	19,410		—	45,677
4.20%, 11/01/25(c)	250	250		—	500	N/A	7,412		—	11,028

						$23,488,354	$123,802		$1,236	$99,490

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$451,447,133	$—	$451,447,133
Money Market Funds	23,488,354	—	—	23,488,354

	$23,488,354	$451,447,133	$—	$474,935,487